Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-42035
Entity Registrant Name	Proficient Auto Logistics, Inc.
Entity Central Index Key	0001998768
Entity Tax Identification Number	93-1869180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12276 San Jose Blvd.
Entity Address, Address Line Two	Suite 426
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32223
City Area Code	904
Local Phone Number	506-7918
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false